Segment Information (Details) - Schedule of geographical perspective - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Revenues from sales originated:
Revenues		¥ 1,713,965	¥ 1,401,780	¥ 1,476,347
China [Member]
Revenues from sales originated:
Revenues	[1]	1,099,735	911,562	638,435
Canada [Member]
Revenues from sales originated:
Revenues		7,013	9,265	16,914
US [Member]
Revenues from sales originated:
Revenues		89,309	61,641	188,111
UK [Member]
Revenues from sales originated:
Revenues		¥ 517,908	¥ 419,312	¥ 632,887

[1]	Includes mainland China and Hong Kong.